Financial Instruments - Additional Information (Detail) - USD ($)				12 Months Ended
	Mar. 29, 2021	Mar. 04, 2021	Feb. 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets				$ 0	$ 0
Transfer between Level 1 and 2, liabilities				$ 0	$ 0
Net Proceeds from offering of shares		$ 69,000,000	$ 18,000,000
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase or decrease on exchange rate of foreign currency				5.00%
Sensitivity rate used in reporting foreign currency risk				5.00%
Percentage of increase on exchange rate of foreign currency				5.00%
Percentage of decrease on exchange rate of foreign currency				5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis				1.00%	1.00%	1.00%
Decrease (increase) in pre-tax loss				$ 194,378	$ 151,896	$ 99,144
Discount for Lack of Marketability
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%			10.00%
Increase decrease in discount rate	1.00%			1.00%
Decrease in fair value	$ 1,652			$ 49
Discount for Lack of Control
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%			10.00%
Increase decrease in discount rate	1.00%			1.00%
Decrease in fair value	$ 1,652			$ 49
Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of historical volatility used				92.60%	89.84%
Historical Volatility For Shares Measurement Input | Level 3
Disclosure Of Financial Instruments [Line Items]
Historical volatility				84.63%	41.87%
Discount Rate Measurement Input | Market Bond Yield Curve and Risk Free Rate Premium
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine				15.00%